Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net [Abstract]
Summary of Property and Equipment

	Life	2011	2010
Land and improvements	Indefinite	$88	$86
Buildings, structures and related improvements	3-40	390	384
Machinery and equipment	8-20	1,229	1,170
Office equipment, vehicle and tooling	3-10	100	86
Software	5	48	52
Construction-in-process		54	46

		1,909	1,824
Less accumulated depreciation and amortization		(825)	(715)

Total property and equipment, net		$1,084	$1,109